Share-based payments - Expenses relation to Options (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 964	$ 315	$ 2,029	$ 705	$ 3,761	$ 2,276	$ 6,462
Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to the stated conditions	814	315	1,631	705
Expenses in relation to yet unfulfilled performance conditions					2,615
Total recorded expenses	814	315	1,631	705	2,615
Modification of complex options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to the options with only the service condition	50		150		99
Expenses in relation to fulfilled condition						2,146	2,466
Expenses in relation to yet unfulfilled performance conditions	100		248		117		$ 272
Total recorded expenses	$ 150		$ 398
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to fulfilled condition					930
Expenses in relation to yet unfulfilled performance conditions		315		705		130
Total recorded expenses		$ 315		$ 705	$ 930	$ 130